Related Party Transactions - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Related Party Transaction [Line Items]
Incentive fees	25.00%
Management fee	2.25%
Offering expenses percentage	0.75%
Maximum cumulative selling commission percentage	10.00%
Superfund Capital Management
Related Party Transaction [Line Items]
Combined value	1,215,029
Gains allocated to Units of Series A-1 and Series B-1	173,874
Series A-1
Related Party Transaction [Line Items]
Selling commissions percentage	2.00%
General partners ownership in capital accounts units issued	514.918
General partners ownership in capital accounts units issued percentage	6.11%
Series B-1
Related Party Transaction [Line Items]
Selling commissions percentage	2.00%
General partners ownership in capital accounts units issued	434.258
General partners ownership in capital accounts units issued percentage	13.33%